Share-based Compensation (Details) - Schedule of Non-cash, Share-based Compensation Expense - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expenses	$ 114	$ 204	$ 686	$ 556
General and Administrative
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expenses	114	163	526	423
Research and Development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expenses		$ 41	$ 160	$ 133